Loans (Summary of Troubled Debt Restructuring) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012 Agreement	Dec. 31, 2011 Relationships
Financing Receivable, Modifications [Line Items]
Number of Relationships	4	13
Pre-Modification Outstanding Recorded Investment	$ 6,981	$ 20,762
Post-Modification Outstanding Recorded Investment	6,981	19,574
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number of Relationships	1
Pre-Modification Outstanding Recorded Investment	6,360
Post-Modification Outstanding Recorded Investment	6,360
One-to-Four Family Residential
Financing Receivable, Modifications [Line Items]
Number of Relationships	1
Pre-Modification Outstanding Recorded Investment	257
Post-Modification Outstanding Recorded Investment	257
One-to-Four Family Residential | Special Mention
Financing Receivable, Modifications [Line Items]
Number of Relationships		3
Pre-Modification Outstanding Recorded Investment		782
Post-Modification Outstanding Recorded Investment		782
Home Equity and Lines of Credit
Financing Receivable, Modifications [Line Items]
Number of Relationships	2
Pre-Modification Outstanding Recorded Investment	364
Post-Modification Outstanding Recorded Investment	364
Home Equity and Lines of Credit | Substandard
Financing Receivable, Modifications [Line Items]
Number of Relationships		1
Pre-Modification Outstanding Recorded Investment		102
Post-Modification Outstanding Recorded Investment		102
Construction and Land | Substandard
Financing Receivable, Modifications [Line Items]
Number of Relationships		1
Pre-Modification Outstanding Recorded Investment		164
Post-Modification Outstanding Recorded Investment		164
Commercial Real Estate Loans | Special Mention
Financing Receivable, Modifications [Line Items]
Number of Relationships		2
Pre-Modification Outstanding Recorded Investment		4,007
Post-Modification Outstanding Recorded Investment		2,819
Commercial Real Estate Loans | Substandard
Financing Receivable, Modifications [Line Items]
Number of Relationships		3
Pre-Modification Outstanding Recorded Investment		13,966
Post-Modification Outstanding Recorded Investment		13,966
Commercial And Industrial Loans | Special Mention
Financing Receivable, Modifications [Line Items]
Number of Relationships		1
Pre-Modification Outstanding Recorded Investment		40
Post-Modification Outstanding Recorded Investment		40
Commercial And Industrial Loans | Substandard
Financing Receivable, Modifications [Line Items]
Number of Relationships		2
Pre-Modification Outstanding Recorded Investment		1,701
Post-Modification Outstanding Recorded Investment		$ 1,701